Share-Based Payment (Details 2) - RSU [Member]	12 Months Ended
Jun. 30, 2019 $ / shares shares
Shares Granted
Outstanding at beginning | shares
Granted | shares	683,469
Vested | shares	(223,821)
Outstanding at end | shares	459,648
Weighted Average Grant Date Fair Value
Outstanding at beginning | $ / shares
Awarded | $ / shares	12.11
Vested | $ / shares	12.22
Outstanding at end | $ / shares	$ 12.06